Label		Element	Value
Becker Value Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0000811030_SupplementTextBlock	BECKER VALUE EQUITY FUND Retail Class: BVEFX Institutional Class: BVEIX Supplement dated July 16, 2015 to Prospectus dated February 27, 2015 The following changes are effective July 1, 2015:
Risk/Return [Heading]		rr_RiskReturnHeading	Becker Value Equity Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The Advisor has agreed to lower the Becker Value Equity Fund’s Shareholder Servicing Fee to 0.10%. Accordingly, the table below replaces the fees and expenses table on page 1 of the prospectus. Accordingly, the expense cap on the retail share class has also been lowered to 0.78%.

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	Additionally, the below table replaces the expense example on page 1 of the prospectus.
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Prospectus.
Becker Value Equity Fund | Retail Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing plan fees of 0.10% for Retail Class)		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.82%
Fee Waiver/Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,010
Becker Value Equity Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing plan fees of 0.10% for Retail Class)		rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.72%
Fee Waiver/Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 891

[1]	Becker Capital Management, Inc., (the "Advisor") has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as Acquired Fund Fees and Expenses; and extraordinary litigation expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.78% for the Retail Class and 0.68% for the Institutional Class of each class' respective average daily net assets (the "Expense Caps"). The Expense Caps will remain in effect at least through February 28, 2016. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.
[2]	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.